NATURE OF BUSINESS AND CONTINUING OPERATIONS	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
NATURE OF BUSINESS AND CONTINUING OPERATIONS

1. NATURE OF BUSINESS AND CONTINUING OPERATIONS

Streamex Exchange Corporation. (the “Company”) was incorporated on April 5, 2024 under the laws of British Columbia. The address of the Company’s corporate office is 1111 West Hastings Street, Floor 15 Vancouver, BC, Canada V6E 2J3. The address of the Company’s registered and records office is 1111 West Hastings Street, Floor 15 Vancouver, BC, Canada V6E 2J3. On May 14, 2024, the Company changed its name from “Streamx Exchange Corporation” to “Streamex Exchange Corporation.” The Company is a privately held entity.

The Company is a software development company based in Vancouver, BC. The Company focuses on building advanced digital tools and platforms that facilitates commodity trading and finance.

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America applicable to a going concern.

During the period ended March 31, 2025, the Company incurred a loss of $215,224. The Company has an accumulated deficit of $1,902,092. The Company’s ability to continue its operations is dependent upon obtaining additional financing or maintaining continued support from its shareholders and creditors, identifying and commencing the operations of a suitable business and generating profitable operations in the future.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue in existence.

Although the Company has been successful in the past in obtaining financing, there can be no assurances that the Company will continue to obtain the additional financial resources necessary and/or achieve profitability or positive cash flows from its future operations. These material uncertainties raise substantial doubt on the Company’s ability to continue as a going concern.

The Company was incorporated on April 5, 2024, therefore no comparatives are available for the three months ended March 31, 2024.

STREAMEX EXCHANGE CORPORATION

Notes to the Condensed Interim Financial Statements

(Expressed in Canadian Dollars – unaudited)

1. NATURE OF BUSINESS AND CONTINUING OPERATIONS

Streamex Exchange Corporation. (the “Company”) was incorporated on April 5, 2024 under the laws of British Columbia. The address of the Company’s corporate office is 1111 West Hastings Street, Floor 15 Vancouver, BC, Canada V6E 2J3. The address of the Company’s registered and records office is 1111 West Hastings Street, Floor 15 Vancouver, BC, Canada V6E 2J3. On May 14, 2024, the Company changed its name from “Streamx Exchange Corporation” to “Streamex Exchange Corporation.” The Company is a privately held entity.

The Company is a software development company based in Vancouver, BC. The Company focuses on building advanced digital tools and platforms that facilitates commodity trading and finance.

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America applicable to a going concern.

During the period ended December 31, 2024, the Company incurred a loss of $1,686,868. The Company has an accumulated deficit of $1,686,868. The Company’s ability to continue its operations is dependent upon obtaining additional financing or maintaining continued support from its shareholders and creditors, identifying and commencing the operations of a suitable business and generating profitable operations in the future.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue in existence.

Although the Company has been successful in the past in obtaining financing, there can be no assurances that the Company will continue to obtain the additional financial resources necessary and/or achieve profitability or positive cash flows from its future operations. These material uncertainties raise substantial doubt on the Company’s ability to continue as a going concern.

STREAMEX EXCHANGE CORPORATION

Notes to the Financial Statements

For the period ended December 31, 2024

(Expressed in Canadian Dollars)